FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Manager Filing this Report:

Name:             Vicuna Advisors LLC

Address:          230 Park Avenue
                  7th Floor
                  New York, NY 10169

13F File Number:   INITIAL FILER

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth F. Cooper
Title:            Managing Member
Phone:            212-499-2940

Signature, Place, and Date of Signing:

/s/ Kenneth F. Cooper               New York, NY              February 14, 2003
--------------------------
Kenneth F. Cooper
Managing Member

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Managers:  3

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $86,784

List of Other Included Managers:

No.          13F File Number             Name
--           ---------------             ----
1.           INITIAL FILER               Vicuna Master US L.P.
2.           INITIAL FILER               Vicuna Partners LLC
3.           INITIAL FILER               Joshua G. Welch

                           FORM 13F INFORMATION TABLE

                                                        VALUE    SHARES/  SH/   PUT/     INVSTMT     OTHER        VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP         (X$1000)  PRN AMT   PRN   CALL     DSCRETN    MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

CNA FINANCIAL CORP         COM          126117100       27328     982700 SH           SHARED-DEFINED   123     982700
CONVERGYS CORP             COM          212485106       13818     900000 SH           SHARED-DEFINED   123     900000
COREL CORPORATION          COM          21868Q109         843     920600 SH           SHARED-DEFINED   123     920600
CRAWFORD & CO           CL A  COM       224633206         534      98200 SH           SHARED-DEFINED   123      98200
DAVITA INC                 COM          23918K108        4373     175000 SH           SHARED-DEFINED   123     175000
ESG RE LTD                 COM          G31215109         489    1087300 SH           SHARED-DEFINED   123    1087300
EL PASO ELECTRIC CO        COM          283677854        1808     157900 SH           SHARED-DEFINED   123     157900
GENESYS SA              SP ADR REP 1/2  37185M100         213     224500 SH           SHARED-DEFINED   123     224500
ISTAR FINANCIAL INC        COM          45031U101        7921     400000 SH           SHARED-DEFINED   123     400000
MERCURY GENERAL CORP       COM          589400100       21212     650000 SH           SHARED-DEFINED   123     650000
SECOR SMIT INC             COM          811904101        2144      56400 SH           SHARED-DEFINED   123      56400
SEALED AIR CORP         PFD CV A $2     81211K209        1952     100000 SH           SHARED-DEFINED   123     100000
TRICO MARINE SERVICES INC  COM          896106101        3485     123000 SH           SHARED-DEFINED   123     123000
WR GRACE & CO.             COM          38388F108         664     406600 SH           SHARED-DEFINED   123     406600